Expense Example - Nationwide International Small Cap Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 708
Expense Example, with Redemption, 3 Years	1,006
Expense Example, with Redemption, 5 Years	1,324
Expense Example, with Redemption, 10 Years	2,225
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,182
Institutional Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	593
Expense Example, with Redemption, 10 Years	$ 1,322